UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22593

The Cushing Energy Income Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

		Fair
Common Stock - 66.8%	Shares	Value
Exploration & Production - 38.9%
Canada - 8.9%
Franco-Nevada Corporation(1)	3,326	$357,545
Suncor Energy, Inc.(1)	17,397	480,157
Vermilion Energy, Inc.(1)	47,030	472,652
France - 3.0%
Total S.A.(1)	10,300	444,342
Norway - 2.9%
Equinor ASA(1)	27,612	429,367
Sweden - 4.6%
Lundin Petroleum AB(1)	24,104	675,259
United Kingdom - 3.4%
BP Plc(1)	15,628	489,000
United States - 16.1%
Brigham Minerals Inc.(1)	40,000	638,000
Chevron Corporation(1)	5,718	533,718
Conoco Phillips(1)	12,592	609,705
Occidental Petroleum Corporation(1)	17,701	579,531
		5,709,276
Large Cap Diversified C Corps - 20.0%
Canada - 10.7%
Enbridge, Inc.(1)	20,254	758,107
TC Energy Corporation(1)	15,484	810,587
United States - 9.3%
ONEOK, Inc.(1)	20,400	1,361,088
		2,929,782
Natural Gas Gatherers & Processors - 3.3%
United States - 3.3%
Hess Corporation(1)	8,669	487,024

Yield Co. - 4.6%
United States - 4.6%
Clearway Energy Inc.(1)	16,082	338,365
TerraForm Power, Inc.(1)	18,134	340,738
		679,103
Total Common Stock (Cost $12,300,050)		$9,805,185

MLP Investments and Related Companies - 11.3%	Units
Exploration & Production - 8.6%
Canada - 4.9%
Canadian Natural Resources LTD(1)	27,937	$720,775
United States - 3.7%
Kimbell Partners L.P.(1)	47,238	545,127
		1,265,902
Upstream MLPs - 0.4%
United States - 0.4%
Viper Energy Partners, L.P.(1)	3,000	53,490

Yield Co. - 2.3%
United States - 2.3%
NextEra Energy Partners, L.P.(1)	6,008	346,481

Total MLP Investments and Related Companies (Cost $1,878,169)		$1,665,873

Preferred Stock - 0.2%
Upstream MLPs - 0.2%
United States - 0.2%
Mid-Con Energy Partners, L.P.	116,279	24,430
Total Preferred Stock (Cost $250,000)		$24,430

Fixed Income - 19.9%	Principal Amount
Exploration & Production - 19.9%
United States - 19.9%
Highpoint Operation Corporation, 7.000%, due 10/15/2022	500,000	436,406
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)	600,000	530,061
QEP Resources, Inc., 5.625%, due 03/01/2026(1)	1,500,000	1,203,788
Southwestern Energy Company, 6.200%, due 01/23/2025(1)	1,000,000	742,490
Total Fixed Income (Cost $3,458,512)		$2,912,745

Short-Term Investments - Investment Companies - 10.7%	Shares
United States - 10.7%
First American Government Obligations Fund - Class X, 1.49%(1)(2)	784,533	784,533
First American Treasury Obligations Fund - Class X, 1.49%(1)(2)	784,533	784,533
Total Short-Term Investments - Investment Companies (Cost $1,569,066)		$1,569,066

Total Investments - 108.9% (Cost $19,455,797)		$15,977,299
Liabilities in Excess of Other Assets - (8.9)%		(1,308,856)
Net Assets Applicable to Common Stockholders - 100.0%		$14,668,443

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$9,805,185	$9,805,185	$-	$-
Master Limited Partnerships and Related Companies (a)	1,665,873	1,665,873	-	-
Preferred Stock (a)	24,430	24,430	-
Total Equity Securities	11,495,488	11,495,488	-	-
Notes Senior Notes(a)	2,912,745	-	2,912,745	-
Total Notes	2,912,745	-	2,912,745	-
Other Short Term Investments (a)	1,569,066	1,569,066	-	-
Total Other	1,569,066	1,569,066	-	-
Total Assets	$15,977,299	$13,064,554	$2,912,745	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing Energy Income Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date       4/29/2020